American Century Investments®
Quarterly Portfolio Holdings
High-Yield Municipal Fund
February 28, 2022

High-Yield Municipal - Schedule of Investments
FEBRUARY 28, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 96.2%
Alabama — 1.3%
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)(1)	3,845,000	4,177,876
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,254,913
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	5,000,000	5,241,469
		11,674,258
Alaska — 0.5%
Northern Tobacco Securitization Corp. Rev., 4.00%, 6/1/50	500,000	529,724
State of Alaska International Airports System Rev., 5.00%, 10/1/25	1,980,000	2,200,086
State of Alaska International Airports System Rev., 5.00%, 10/1/26	1,470,000	1,664,659
		4,394,469
Arizona — 6.6%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(2)	2,840,000	3,142,840
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada), 5.00%, 7/15/49(2)	1,675,000	1,853,070
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(2)	2,000,000	2,227,134
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(2)	7,000,000	8,196,041
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(2)	1,400,000	1,516,927
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(2)	5,000,000	5,327,123
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(2)	1,600,000	1,646,191
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/23, Prerefunded at 100% of Par(3)	1,000,000	1,064,099
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/56	5,000,000	5,451,133
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	857,438
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(2)	1,500,000	1,611,113
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(2)	1,500,000	1,610,617
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(2)	2,000,000	2,225,381
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(2)	500,000	543,060
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.25%, 7/1/48(2)	1,000,000	1,014,299
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.25%, 7/1/53(2)	1,000,000	1,014,132
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.00%, 7/1/54(2)	1,000,000	1,013,288
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(2)	2,000,000	2,153,276
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(2)	1,325,000	1,341,324
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(2)	1,325,000	1,341,324
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(2)	1,000,000	1,004,061
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)(2)	1,860,000	1,821,991
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(2)	2,450,000	2,759,894
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/56(2)	1,220,000	1,254,434
Sundance Community Facilities District Rev., 7.125%, 7/1/27(2)	121,000	121,107
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	107,000	107,076
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(2)	1,000,000	1,001,020
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(2)	800,000	853,728
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(2)	4,650,000	4,927,205
		59,000,326
California — 4.2%
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	380,000	411,903
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	250,000	283,371
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(4)	8,000,000	1,426,506

California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(4)	1,000,000	190,083
California Municipal Finance Authority Rev., (United Airlines, Inc.), 4.00%, 7/15/29	5,000,000	5,389,988
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	500,000	561,564
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	500,000	560,075
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	1,000,000	1,118,033
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(2)	2,500,000	2,426,930
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 3/1/57(2)	1,765,000	1,511,746
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 4/1/57(2)	1,800,000	1,584,399
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(2)	3,500,000	2,774,709
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 9/1/46(2)	825,000	745,956
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(2)	1,670,000	1,459,194
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/52	3,000,000	3,192,282
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	500,000	609,432
Golden State Tobacco Securitization Corp. Rev., 0.00%, Capital Appreciation, 6/1/66(4)	4,750,000	710,569
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), 5.00%, 7/1/61	2,665,000	2,938,876
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), Capital Appreciation, VRN, 0.00%, 7/1/61(2)	7,660,000	4,225,421
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,550,482
Riverside County Transportation Commission Rev., 4.00%, 6/1/47	1,000,000	1,097,301
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(4)	3,500,000	1,019,393
Sunnyvale Special Tax, 7.75%, 8/1/32	1,500,000	1,505,781
		37,293,994
Colorado — 2.2%
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	431,000	447,316
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	545,714
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,265,629
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/50	1,000,000	1,038,786
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,028,166
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	1,000,000	1,034,539
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	500,000	519,458
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,290,000	2,417,005
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(2)	1,860,000	1,979,961
E-470 Public Highway Authority Rev., 5.00%, 9/1/26	1,250,000	1,437,936
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	1,455,000	1,434,977
One Horse Business Improvement District Rev., 6.00%, 6/1/24	600,000	601,248
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	539,830
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	1,065,628
Vauxmont Metropolitan District GO, 5.00%, 12/1/50 (AGM)	1,500,000	1,791,511
Village Metropolitan District GO, 5.00%, 12/1/49	2,400,000	2,592,927
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	318,581
		20,059,212
Connecticut — 0.8%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(2)	3,750,000	4,308,780
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 3.25%, 1/1/27(2)	1,000,000	1,007,009
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/55(2)	2,000,000	2,144,592
		7,460,381
Delaware — 0.4%
Town of Millsboro Special Tax, 5.25%, 7/1/48(2)	3,000,000	3,195,641
District of Columbia — 1.0%
District of Columbia GO, 4.00%, 2/1/46	1,500,000	1,708,186
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(4)	15,000,000	2,521,917
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/44	3,000,000	3,264,472

Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/41	1,000,000	1,251,048
		8,745,623
Florida — 6.2%
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	266,594
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	1,000,000	1,144,666
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	720,000	749,333
Celebration Pointe Community Development District Special Assessment, 5.00%, 5/1/48(2)	1,905,000	2,032,314
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	2,700,000	2,894,939
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	2,300,000	2,452,944
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/51	340,000	371,743
Florida Development Finance Corp. Rev., (Lakeland Regional Health Systems Obligated Group), 4.00%, 11/15/38	1,800,000	2,055,690
Florida Development Finance Corp. Rev., (Lakeland Regional Health Systems Obligated Group), 4.00%, 11/15/39	1,500,000	1,709,506
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/50(2)	2,200,000	2,355,599
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(2)	800,000	858,507
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(2)	850,000	909,349
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,067,748
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,371,900
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	1,014,634
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	2,180,671
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 4.00%, 10/1/52	3,000,000	3,299,935
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	2,870,000	3,149,338
Port State Lucie Sales Tax Rev., 4.00%, 9/1/51	2,500,000	2,828,460
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 3.75%, 11/15/25	2,000,000	1,999,913
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	4,650,000	4,653,193
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 5.75%, 11/15/54	2,000,000	2,155,199
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,342,483
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,691,042
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	390,000	408,401
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,895,000	1,972,847
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50(2)	2,560,000	2,731,396
Village Community Development District No. 13 Special Assessment, 3.70%, 5/1/50	1,955,000	1,998,778
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	1,995,000	2,098,138
		54,765,260
Georgia — 3.6%
Atlanta Department of Aviation Rev., (Atlanta Airport Passenger Facility Charge), 5.00%, 7/1/36	5,000,000	6,015,408
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.00%, 10/1/29	1,285,000	1,324,266
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.125%, 10/1/39	2,000,000	2,045,919
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	4,059,759
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/54	1,250,000	1,277,827
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/54(2)	4,020,000	4,099,790
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	4,300,000	4,671,386
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup Global Markets)	4,555,000	5,084,053
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/37(2)	1,500,000	1,617,318
Rockdale County Development Authority Rev., (Pratt Paper LLC), 4.00%, 1/1/38 (GA: Pratt Industries, Inc.)(2)	1,500,000	1,622,176
		31,817,902
Hawaii — 0.3%
State of Hawaii State Highway Fund Rev., 5.00%, 1/1/41	2,000,000	2,490,354
Idaho — 0.6%
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,361,357
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), 4.00%, 3/1/51	2,000,000	2,220,617
		5,581,974

Illinois — 6.9%
Chicago GO, 5.00%, 1/1/27	1,265,000	1,420,913
Chicago GO, 5.00%, 1/1/28	2,000,000	2,276,774
Chicago GO, 5.00%, 1/1/29	2,000,000	2,297,813
Chicago GO, 5.625%, 1/1/29	2,500,000	2,893,947
Chicago GO, 5.50%, 1/1/39	2,000,000	2,193,736
Chicago Board of Education GO, 5.00%, 12/1/31	2,500,000	2,906,537
Chicago Board of Education GO, 5.00%, 12/1/32	2,000,000	2,323,692
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,905,680
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,768,750
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,172,089
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,266,624
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,618,478
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,621,199
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,880,881
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(2)	2,000,000	2,199,127
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/25, Prerefunded at 100% of Par(3)	2,000,000	2,232,099
Illinois Finance Authority Rev., (Westminster Village, Inc. Obligated Group), 5.50%, 5/1/53	2,500,000	2,523,188
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/46	1,500,000	1,840,983
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,444,135
State of Illinois GO, 5.00%, 10/1/33	900,000	1,028,788
State of Illinois GO, 5.00%, 3/1/36	2,100,000	2,105,601
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,051,883
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,163,340
State of Illinois GO, 5.50%, 5/1/39	985,000	1,176,523
State of Illinois GO, 5.75%, 5/1/45	2,400,000	2,880,320
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	1,962,537
		61,155,637
Indiana — 0.4%
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/39	2,970,000	3,446,426
Iowa — 0.9%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	4,720,000	5,049,224
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	1,820,000	1,935,681
Iowa Tobacco Settlement Authority Rev., 0.00%, Capital Appreciation, 6/1/65(4)	5,000,000	777,517
		7,762,422
Kansas — 0.2%
Kansas Development Finance Authority Rev., (Village Shalom Obligated Group), 4.00%, 11/15/25	1,360,000	1,339,246
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 3.125%, 4/1/36	870,000	792,503
		2,131,749
Kentucky — 1.6%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,484,170
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	7,500,000	8,003,642
Kentucky State University COP, 4.00%, 11/1/56 (BAM)	500,000	548,630
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	4,023,087
		14,059,529
Louisiana — 0.5%
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	1,650,000	1,701,447
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(2)	1,250,000	1,564,382
St. James Parish Rev., (NuStar Logistics LP), VRN, 5.85%, 8/1/41(2)	1,000,000	1,107,776
		4,373,605
Maryland — 1.4%
Baltimore Rev., 5.125%, 6/1/43	1,500,000	1,594,734
Brunswick Special Tax, 5.00%, 7/1/36	1,448,000	1,620,858
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/25	1,000,000	1,105,516
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,156,977

Maryland Economic Development Corp. Tax Allocation, 4.00%, 9/1/50	3,370,000	3,527,415
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,561,771
Prince George's County Tax Allocation, 5.25%, 7/1/48(2)	2,000,000	2,164,397
		12,731,668
Massachusetts — 1.5%
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/41	5,150,000	6,404,573
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/46(2)	1,000,000	1,163,823
Massachusetts Transportation Fund Rev., 5.00%, 6/1/42	5,000,000	6,212,890
		13,781,286
Michigan — 3.1%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,763,876
Detroit GO, 5.50%, 4/1/45	1,540,000	1,835,883
Detroit GO, 5.00%, 4/1/46	2,000,000	2,322,560
Detroit GO, 5.00%, 4/1/50	2,250,000	2,599,179
Detroit GO, 5.50%, 4/1/50	1,820,000	2,158,397
Flint Hospital Building Authority Rev., (Hurley Medical Center), 4.00%, 7/1/41	2,500,000	2,748,344
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 2.875%, 5/15/26	2,000,000	2,001,590
Kentwood Economic Development Corp. Rev., (Holland Home Obligated Group), 5.625%, 11/15/41	1,750,000	1,767,624
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 5.00%, 6/1/49	500,000	568,989
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 0.00%, 6/1/65(4)	1,500,000	191,033
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(2)	6,500,000	6,828,591
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	1,430,000	1,681,416
		27,467,482
Minnesota — 0.5%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	4,100,000	4,203,908
Mississippi — 0.2%
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/38	800,000	958,467
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/39	850,000	1,016,693
		1,975,160
Missouri — 2.1%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 4.00%, 3/1/41	1,000,000	1,085,559
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 4.00%, 3/1/46	1,000,000	1,074,169
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,373,964
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/30	2,515,000	2,726,292
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/37	1,000,000	1,067,324
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	5,449,837
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,723,914
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	1,053,396
		18,554,455
Nevada — 2.4%
Clark County Special Assessment, 5.00%, 8/1/30	1,275,000	1,363,004
Clark County Special Assessment, 5.00%, 8/1/32	330,000	351,259
Clark County Special Assessment, 5.00%, 8/1/35	605,000	641,902
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	2,030,000	2,086,584
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	300,000	305,557
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	950,000	1,012,174
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	845,000	874,760
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/27(2)	335,000	366,093
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37(2)	1,000,000	1,082,297
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47(2)	1,400,000	1,502,999
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	580,000	621,400

North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	715,000	770,685
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	580,000	622,806
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	960,000	1,024,228
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(2)(4)	8,500,000	1,365,343
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(2)(4)	13,000,000	1,381,901
Sparks Rev., 2.75%, 6/15/28(2)	3,000,000	3,020,487
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/51	2,500,000	2,745,781
		21,139,260
New Jersey — 3.7%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,443,774
New Jersey Economic Development Authority Rev., 5.00%, 6/15/30	1,000,000	1,196,549
New Jersey Economic Development Authority Rev., 5.00%, 6/15/31	1,050,000	1,260,424
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	1,625,000	1,742,860
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(2)	1,105,000	1,164,239
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(2)	725,000	762,000
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,578,226
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.625%, 11/15/30	455,000	488,617
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/46	2,500,000	2,626,778
New Jersey Health Care Facilities Financing Authority Rev., (AtlantiCare Health System Obligated Group), 4.00%, 7/1/35	1,010,000	1,169,698
New Jersey Health Care Facilities Financing Authority Rev., (RWJ Barnabas Health Obligated Group), 4.00%, 7/1/51	2,000,000	2,226,810
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,681,969
State of New Jersey GO, 4.00%, 6/1/32	900,000	1,047,959
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	2,000,000	2,281,422
		32,671,325
New Mexico — 0.8%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	529,385
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	472,005
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,251,779
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.625%, 5/15/25	800,000	800,414
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%, 5/1/33(1)(2)	1,000,000	991,970
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(1)(2)	2,750,000	2,725,834
		6,771,387
New York — 9.7%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,629,010
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(2)	625,000	686,604
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(2)	500,000	545,983
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(2)	1,000,000	1,081,177
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(2)	1,000,000	1,079,554
Huntington Local Development Corp. Rev., (Gurwin Independent Housing Obligated Group), 3.00%, 7/1/25	1,625,000	1,600,120
Long Island Power Authority Rev., VRN, 1.50%, 9/1/51	3,870,000	3,841,957
Metropolitan Transportation Authority Rev., 5.00%, 9/1/22	2,600,000	2,652,927
Metropolitan Transportation Authority Rev., 4.00%, 11/15/45	3,865,000	4,165,517
Metropolitan Transportation Authority Rev., 5.25%, 11/15/55	5,000,000	5,840,150
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	5,991,456
New York City GO, 4.00%, 8/1/50	7,000,000	7,800,077
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/27 (AGM)	1,000,000	1,148,548
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/28 (AGM)	300,000	351,741
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,011,197
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/36	2,330,000	2,681,857
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.11%, 3/1/22 (SBBPA: Mizuho Bank Ltd.)	2,400,000	2,400,000
New York City Water & Sewer System Rev., 5.00%, 6/15/25	1,535,000	1,713,337

New York City Water & Sewer System Rev., 5.00%, 6/15/50	5,000,000	6,089,680
New York City Water & Sewer System Rev., 5.00%, 6/15/52	7,500,000	9,264,011
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,492,235
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	1,079,153
New York State Dormitory Authority Rev., 5.00%, 9/15/28, Prerefunded at 100% of Par(3)	5,000	6,050
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(2)	1,000,000	1,166,204
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	1,870,000	1,905,399
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	4,500,000	4,823,852
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 10/31/46	500,000	542,925
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 4/30/53	1,500,000	1,615,631
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	1,800,000	1,948,736
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/42	1,800,000	1,944,752
Town of Oyster Bay GO, 4.00%, 3/1/27 (AGM)	800,000	890,782
Town of Oyster Bay GO, 4.00%, 3/1/28 (AGM)	825,000	931,371
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax Rev.), VRN, 5.00%, 5/15/50	1,875,000	2,131,330
Westchester County Local Development Corp. Rev., (Purchase Senior Learning Community Obligated Group), 3.20%, 7/1/28(2)	3,000,000	2,952,435
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	352,973
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	696,994
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	504,799
		86,560,524
North Carolina — 1.2%
North Carolina Medical Care Commission Rev., (Caromont Health Obligated Group), VRN, 5.00%, 2/1/51	1,250,000	1,412,935
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26	595,000	595,126
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/35	1,000,000	1,039,183
North Carolina Medical Care Commission Rev., (Moravian Home, Inc.), 5.00%, 10/1/48	3,000,000	3,209,555
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/49	1,500,000	1,620,733
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,584,359
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23(3)	610,000	643,739
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23, Prerefunded at 103% of Par(3)	280,000	303,730
		10,409,360
Ohio — 4.6%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	17,920,000	19,521,940
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(4)	15,000,000	2,342,740
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,522,891
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,791,664
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	6,000,000	5,999,358
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,446,787
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,563,567
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37	1,000,000	1,160,095
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(2)	1,000,000	1,095,532
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	2,083,424
		40,527,998
Oregon — 0.7%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 3.25%, 11/15/25	2,000,000	2,000,785
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	267,745
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.25%, 11/15/50	1,000,000	1,069,860
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.375%, 11/15/55	1,500,000	1,608,514
Oregon Health & Science University Rev., (Obligated Group), 4.00%, 7/1/51	1,500,000	1,673,976
		6,620,880
Pennsylvania — 4.8%
Allegheny County Airport Authority Rev., 5.00%, 1/1/26	1,750,000	1,949,581
Allegheny County Airport Authority Rev., 5.00%, 1/1/27	2,000,000	2,273,250

Berks County Industrial Development Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/47	3,000,000	3,163,284
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,301,093
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(2)	504,000	552,284
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(2)	987,000	1,079,827
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,638,596
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	1,250,729
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 5.00%, 4/1/43	2,500,000	2,869,059
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	2,500,000	2,535,976
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	1,079,359
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/25, Prerefunded at 100% of Par(3)	1,250,000	1,383,185
Pennsylvania GO, 5.00%, 7/15/29	7,000,000	8,593,233
Pennsylvania Economic Development Financing Authority Rev., (Covanta Holding Corp.), 3.25%, 8/1/39(2)	1,000,000	979,100
Philadelphia GO, 5.00%, 1/15/24, Prerefunded at 100% of Par(3)	1,500,000	1,606,327
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,657,635
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	345,000	357,051
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	2,123,262
Philadelphia Authority for Industrial Development Rev., (Philadelphia Performing Arts Charter School), 5.00%, 6/15/50(2)	1,000,000	1,092,881
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	2,801,970
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	1,056,647
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	1,096,835
		42,441,164
Puerto Rico — 1.9%
Puerto Rico GO, 8.00%, 7/1/35(5)(6)	10,000,000	9,012,505
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	2,500,000	2,737,585
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.00%, 7/1/58	3,000,000	3,364,356
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/46(4)	5,000,000	1,624,305
		16,738,751
Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	2,347,801
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,072,668
		3,420,469
South Carolina — 0.7%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,598,866
South Carolina Jobs-Economic Development Authority Rev., (Greenville Renewable Energy Education Charter School Obligated Group), 4.00%, 6/1/56(2)	1,530,000	1,543,410
South Carolina Jobs-Economic Development Authority Rev., (South Carolina Episcopal Home at Still Hopes Obligated Group), 5.00%, 4/1/48	1,000,000	1,058,772
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	634,185
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	1,072,828
		5,908,061
Tennessee — 1.8%
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (South Nashville Central Business Improvement District), 4.00%, 6/1/51(2)	1,600,000	1,559,482
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/49	2,000,000	2,361,950
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(2)	500,000	549,627
State of Tennessee GO, 5.00%, 11/1/34	4,615,000	5,960,481
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	5,500,000	5,906,178
		16,337,718
Texas — 7.9%
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,053,567
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,097,677

Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	9,950,000	11,055,716
Fort Worth Independent School District GO, 4.00%, 2/15/36 (PSF-GTD)	5,000,000	5,842,427
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,750,000	1,888,679
Harris County Cultural Education Facilities Finance Corp. Rev., (Texas Children's Hospital Obligated Group), 4.00%, 10/1/47	4,500,000	5,068,545
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	1,740,000	1,799,522
Mission Economic Development Corp. Rev., (Natgasoline LLC), 4.625%, 10/1/31(2)	2,500,000	2,628,726
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(3)	1,850,000	2,106,577
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(3)	1,615,000	1,838,985
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/24(3)	1,385,000	1,491,017
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/25(3)	1,505,000	1,666,950
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/26(3)	1,000,000	1,138,690
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(3)	570,000	664,402
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(3)	1,260,000	1,468,679
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(3)	1,120,000	1,305,492
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(3)	2,750,000	3,205,450
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/25(3)	290,000	321,206
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(3)	1,300,000	1,480,298
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(3)	1,000,000	1,138,690
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26(3)	390,000	444,089
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	1,992,066
Port Freeport Rev., 4.00%, 6/1/46	1,000,000	1,075,084
Port Freeport Rev., 4.00%, 6/1/51	1,000,000	1,070,044
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	1,053,320
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Buckner Senior Living, Inc.), 6.75%, 11/15/47	5,095,000	5,588,893
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), 4.00%, 10/1/47	1,000,000	1,130,243
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 4.00%, 11/15/27	5,000,000	5,029,123
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/24 (GA: Macquarie Group Ltd.)	1,350,000	1,461,438
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners Segments 3 LLC), 5.00%, 6/30/58	2,000,000	2,286,747
		70,392,342
Utah — 0.4%
UIPA Crossroads Public Infrastructure District Tax Allocation, (AJL Project Area), 4.375%, 6/1/52(2)	4,250,000	3,982,359
Virginia — 1.9%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(2)	1,000,000	1,042,331
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,559,752
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,750,909
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/47	2,200,000	2,426,929
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(2)	980,000	1,007,422
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), 4.00%, 1/1/55	500,000	545,769
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(2)	2,000,000	2,112,064
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(2)	2,250,000	2,370,216
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,242,584
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	1,007,273

Virginia Small Business Financing Authority Rev., (Covanta Holding Corp.), VRN, 5.00%, 1/1/48(2)	1,000,000	1,021,776
		17,087,025
Washington — 3.2%
Energy Northwest Electric Rev., (Bonneville Power Administration), 5.00%, 7/1/31	3,610,000	4,520,614
State of Washington GO, 5.00%, 8/1/44	9,235,000	11,515,552
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(2)	675,000	692,474
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(2)	830,000	863,252
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(2)	1,900,000	1,946,464
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.375%, 7/1/28(2)	7,200,000	7,064,770
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(2)	2,000,000	2,152,338
		28,755,464
West Virginia — 0.6%
West Virginia Parkways Authority Rev., 5.00%, 6/1/47	4,500,000	5,499,170
Wisconsin — 2.5%
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/51	1,100,000	1,209,690
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/56	1,500,000	1,644,639
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(2)	1,000,000	1,062,750
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(2)	1,575,000	1,652,000
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/50 (AGM)	700,000	754,647
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/55 (AGM)	1,000,000	1,074,454
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/59 (AGM)	1,350,000	1,449,699
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(2)	520,000	554,394
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(2)	455,000	484,159
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.50%, 4/1/32	2,000,000	2,008,034
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(2)	1,000,000	1,107,724
Public Finance Authority Rev., (Southminster, Inc.), 5.00%, 10/1/48(2)	2,750,000	2,938,240
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(2)	1,125,000	1,156,726
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(2)	1,085,000	1,074,748
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/51	1,500,000	1,649,660
Wisconsin Health & Educational Facilities Authority Rev., (State Camillus Health System Obligated Group), 5.00%, 11/1/54	2,000,000	2,141,212
		21,962,776
TOTAL MUNICIPAL SECURITIES (Cost $829,919,937)		855,348,754
EXCHANGE-TRADED FUNDS — 2.0%
iShares National Muni Bond ETF	80,400	9,062,688
Vanguard Tax-Exempt Bond Index ETF	169,800	9,040,152
TOTAL EXCHANGE-TRADED FUNDS (Cost $18,725,691)		18,102,840
AFFILIATED FUNDS(7) — 1.0%
American Century Diversified Municipal Bond ETF (Cost $8,730,427)	169,300	9,023,690
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $857,376,055)		882,475,284
OTHER ASSETS AND LIABILITIES — 0.8%		6,695,219
TOTAL NET ASSETS — 100.0%		$889,170,503

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
PSF-GTD	-	Permanent School Fund Guaranteed
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $179,621,331, which represented 20.2% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)Security is in default.
(6)Non-income producing.
(7)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	855,348,754	—
Exchange-Traded Funds	18,102,840	—	—
Affiliated Funds	9,023,690	—	—
	27,126,530	855,348,754	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended February 28, 2022 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	$10,864	—	$1,404	$(436)	$9,024	169	$75	$116
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.